SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2	SIGNIFICANT ACCOUNTING POLICIES

2.1	Statement of compliance

The consolidated and combined financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

2.2	Basis of preparation of historical consolidated and combined financial information

Grindrod Shipping Holdings Ltd and its subsidiaries (the “Group”) resulting from the Spin-Off in Note 1 above is regarded as a continuing entity throughout the period ended 31 December 2018, 31 December 2017 and 31 December 2016 as the Group was under the management of Grindrod and therefore considered to be under common management which forms the basis of the combined financial statements for the year ended 31 December 2017 and 31 December 2016.

The financial statements presented herein represent (i) prior to 18 June 2018, the combined financial statements of GSPL and GSSA and (ii) subsequent to 18 June 2018, the consolidated financial statements of the company as a separate publicly traded company following the Spin-Off of GSPL and GSSA from Grindrod Limited. Prior to the Spin-Off, equity relating to GSPL and GSSA represents the Parent’s net investment in the Company and accordingly, this has been presented as ‘Parent invested capital’ in the combined financial statements. Upon the Spin-Off on 18 June 2018, the Parent Invested Capital was adjusted as a result of settlement of assets and liabilities of GSPL and GSSA with the Parent and formed the company’s share capital with the residual differences recognised as merger reserves.

The financial statements are prepared in accordance with the historical cost basis except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are within the scope of IAS 17 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

2.3	Application of new and revised International Financial Reporting Standards (IFRSs)

In the current year, the Group has applied a number of amendments to IFRSs issued by the IASB that are mandatorily effective for an accounting period that begins on or after 1 January 2018. The adoption of these new/revised IFRSs has not resulted in significant changes to the Group’s accounting policies and has no material effect on the amounts reported for the current or prior periods except as follows:

IFRS 9 Financial Instruments

IFRS 9 introduces new requirements for 1) the classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets and 3) general hedge accounting. Details of these new requirements as well as their impact on the financial statements are described below.

The Group applied IFRS 9 with an initial application date of 1 January 2018. The Group has not restated the comparative information, which continues to be reported under IAS 39. Effects arising from the adoption of IFRS 9 have been recognised directly in retained earnings (within parent invested capital).

The significant accounting policies for financial instruments under IFRS 9 is as disclosed in Note 2.7.

(a) Classification and measurement of financial assets and financial liabilities
The classification of financial assets is based on two criteria: the company’s business model for managing the assets and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding. There are no changes in classification and measurement of the Group’s financial assets and financial liabilities.

(b) Impairment of financial assets
IFRS 9 requires an expected credit loss model as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires the Group to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. It is no longer necessary for a credit event to have occurred before credit losses are recognised.

In particular, IFRS 9 requires the Group to measure the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses (ECL) if the credit risk on that financial instrument has increased significantly since initial recognition, or if the financial instrument is a purchased or originated credit-impaired financial asset.

However, if the credit risk on a financial instrument has not increased significantly since initial recognition, the Group is required to measure the loss allowance for that financial instrument at an amount equal to 12-months ECL. IFRS 9 also requires a simplified approach for measuring the loss allowance at an amount equal to lifetime ECL for trade receivables and contract assets in certain circumstances.

Arising from the above, the amount of adjustment for each financial statement line item affected by the application is presented below.

(c) General hedge accounting
The new general hedge accounting requirements retain the three types of hedge accounting. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about the Group’s risk management activities have also been introduced.

In accordance with IFRS 9’s transition provisions for hedge accounting, the Group has applied the IFRS 9 hedge accounting requirements prospectively from the date of initial application on 1 January 2018. The Group’s qualifying hedging relationships in place as at 1 January 2018 also qualify for hedge accounting in accordance with IFRS 9 and were therefore regarded as continuing hedging relationships. No rebalancing of any of the hedging relationships was necessary on 1 January 2018. As the critical terms of the hedging instruments match those of their corresponding hedged items, all hedging relationships continue to be effective under IFRS 9’s effectiveness assessment requirements. The Group has also not designated any hedging relationships under IFRS 9 that would not have met the qualifying hedge accounting criteria under IAS 39.

IFRS 9 requires hedging gains and losses to be recognised as an adjustment to the initial carrying amount of non-financial hedged items (basis adjustment). In addition, transfers from the hedging reserve to the initial carrying amount of the hedged item are not reclassification adjustments under IAS 1 Presentation of Financial Statements and hence they do not affect other comprehensive income. Hedging gains and losses subject to basis adjustments are categorised as amounts that will not be subsequently reclassified to profit or loss in other comprehensive income.

This is consistent with the Group’s practice prior to the adoption of IFRS 9.

Consistent with prior periods, when a forward contract is used in a cash flow hedge or fair value hedge relationship, the Group has designated the change in fair value of the entire forward contract, i.e. including the forward element, as the hedging instrument.

Apart from this, the application of the IFRS 9 hedge accounting requirements has had no other impact on the results and financial position of the Group for the current and/or prior years. Please refer to Note 4 for detailed disclosures regarding to Group’s risk management activities.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and the related Interpretations. IFRS 15 introduces a 5-step approach to revenue recognition. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios.

The Group has applied IFRS 15 using the modified retrospective method with the cumulative effect of initially applying this Standard recognised at the date of initial application (1 January 2018) as an adjustment to the opening balance of retained earnings (within Parent invested capital). Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and the related Interpretations. The Group has elected to apply this Standard retrospectively only to contracts that are not completed at the date of initial application.

IFRS 15 uses the terms ‘contract asset’ and ‘contract liability’ to describe what might more commonly be known as ‘accrued revenue’ and ‘deferred revenue’, however the Standard does not prohibit an entity from using alternative descriptions in the statement of financial position. The Group has adopted the terminology used in IFRS 15 to describe such balances. Contract asset relates to the unbilled revenue that was previously included in Other receivables and prepayment - Voyage in progress. Contract liability refer to the amounts received in advance from the customers that was previously included in Trade and other payables.

The Group’s significant accounting policies for its revenue streams are disclosed in Note 2.18.

The effects of adopting IFRS 9 and IFRS 15 under the modified retrospective approach are presented and explained below:

(A)	Impact on the Statement of Financial Position as at 1 January 2018 (date of initial application)

	Previously reported as at 31 December 2017	Adoption of IFRS 9		Adoption of IFRS 15		Adjusted as at 1 January 2018
	US$’000	US$’000		US$’000		US$’000
Current assets
Contract assets	-	-		1,799	(ii)	1,799
Other receivables and prepayments	17,187	-		(1,799	) (ii)	14,517
				(871	) (iv)

Non-current assets
Other receivables and prepayments	72	(70	) (i)	-		2
Deferred tax asset	-	19	(i)	-		19

Current liabilities
Trade and other payables	28,354	-		(4,380	) (ii)	23,526
				(448	) (iv)
Contract liabilities	-	-		4,380	(ii)	4,380

Capital and reserves
Parent invested capital	313,978	(51	) (i)	(423	) (iii)	313,504

(B)	Impact of IFRS 15 on the Statement of Financial Position as at 31 December 2018 (current reporting period)

	Under previous IFRS	Adoption of IFRS 15		Under new IFRS
	US$’000	US$’000		US$’000
ASSETS

Current assets
Contract assets	-	1,959	(ii)	1,959
Other receivables and prepayments	20,069	(1,959	) (ii)	17,902
		(208	) (iv)

Current liabilities
Trade and other payables	26,193	(4,223	) (ii)	22,364
		394	(iv)

Contract liabilities		4,223	(ii)	4,223

Capital and reserves
Accumulated losses	(6,438)	(602	) (iii)	(7,040)

(C)	Impact of IFRS 15 on the Statement of Profit or Loss and Other Comprehensive Income for the year ended 31 December 2018 (current reporting period)

	Under previous IFRS	Adoption of IFRS 15		Under new IFRS
	US$’000	US$’000		US$’000
Revenue	317,626	1,392	(iii)	319,018
Cost of sales
Voyage expenses	(150,831)	(874	) (iv)	(151,705)
Charter hire	(100,309)	(339	) (iv)	(100,648)

Explanatory notes:

IFRS 9

(i)
The adoption of IFRS 9 impairment requirements has resulted in additional loss allowance of US$70,000 as at 1 January 2018 to be recognised net of its related deferred tax impact of US$19,000 resulting in a net decrease in parent invested capital as at 1 January 2018. The adoption of IFRS 9 did not result in a material impact in the year ended 31 December 2018.

IFRS 15

(ii)
 Under IFRS 15, revenue recognised prior to the date on which it is invoiced to the customer is recognised as a contract asset. This balance was previously presented as part of other receivables and prepayment and so has been reclassified to contract asset. Similarly, the amounts received in advance from customers that were previously recognised as trade and other payables has been reclassified as a contract liability. There was no impact on the statement of profit or loss as a result of these reclassifications.

(iii)
 Under IFRS 15, there is a change in period of recognition for freight revenue and the relevant contract costs as the Group satisfies its performance obligation of each freight contract. Revenue is now recognised over time from the point when the ship is ready for load of cargo until the discharge of cargo at the destination. Based on previous revenue standards, revenue was recognised over time from the point when the ship discharge cargo of the previous voyage until the discharge of cargo at the destination. As such, this results in the adjustment to revenue and contract assets to reflect the change in percentage of completion for ongoing voyages as at year end.

(iv)
The Group incurs cost in the fulfilment of freight contract, which are deferred and amortised over the period of the voyage. Due to change in percentage of completion as mentioned in (iii) above, adjustments have been made to cost of sales and the corresponding voyage in progress in other receivables and prepayment and accrued expense in trade and other payable as at year end.

(D) Impact of IFRS 15 on the Statement of Cash Flows for the year ended 31 December 2018 (current reporting period)

The adoption of IFRS 15 did not have a material impact on the company’s operating, investing and financing cash flows.

2.4	New and revised IFRSs in issue but not yet effective

The Group has not applied the following new and revised IFRSs that are relevant to the Group that were issued but are not yet effective:

IFRS 16	Leases
Amendments to IAS 28	Long Term Interests in Associates and Joint Ventures
Annual Improvements to IFRS Standards 2015-2017 Cycle	Amendments to IFRS 3 Business combinations ; IFRS 11 Joint Arrangements ; IAS 12 Income Taxes ; and IAS 23 Borrowing Costs
Amendments to IAS 19 Employee Benefits	Plan Amendment, Curtailment or Settlement
IFRS 10 Consolidated Financial Statements and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
IFRIC 23	Uncertainty over Income Tax Treatment

The directors do not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in future periods, except as noted below:

IFRS 16 Leases

IFRS 16 is applicable to the Group’s financial statements effective 1 January 2019. The new standard amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is less than 12 months or of low value. Accordingly, the standard will result in the recognition of right-of-use assets and corresponding lease liabilities, on the basis of the discounted remaining future minimum lease payments for our existing chartered-in vessel commitments that are currently reported as operating leases adjusting for prepayments and accrued lease payments.

IFRS 16 requires that the Group assess the lease contracts to identify separate components and allocates the consideration in the contract to each component. Group shall make use of the practical expedient to elect, by class of underlying asset, not to separate non-lease components from lease components specifically with respect to time charter arrangements.

Upon transition, a lessee shall apply IFRS 16 to its leases either retrospectively to each prior reporting period presented (the ‘full retrospective approach’) or retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application (the ‘modified retrospective approach’). The Group will apply the modified retrospective approach upon transition. The impact of the application of this standard on the statement of financial position at 1 January 2019 will be the recognition of right of use assets of approximately $65.2 million, corresponding lease liabilities of approximately $64.6 million and a credit of approximately $0.6 million to Accumulated loss. The Group will apply the practical expedient to account for existing time charters with remaining terms of less than 1 year on the date of initial application in the same way as short-term leases.

The directors expect that the application of the above principles will not result in a material difference to the amount of revenue recognized under our existing accounting policies for pool and time-out charter arrangements.

2.5	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group (its subsidiaries) made up to 31 December each year. Control is achieved when the Group has the power over the investee, is exposed; or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affects its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Group has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether or not the Group’s voting rights in an investee are sufficient to give it power, including; the size of the Group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders; potential voting rights held by the Group, other vote holders or other parties; rights arising from other contractual arrangements; and any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

Changes in the Group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the Group.

When the Group loses control of a subsidiary, the gain or loss on disposal recognised in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognised in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments when applicable, or the cost on initial recognition of an investment in a joint venture.

2.6	Business combinations

Acquisition of subsidiaries and businesses are accounted for using the acquisition method.  The consideration for each acquisition is measured at the aggregate of the fair values of assets given, liabilities incurred by the Group to the former owners of the acquiree, and equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognised in profit or loss as incurred.

Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in such fair values are adjusted against the cost of acquisition where they qualify as measurement period adjustments (see below).  The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustment depends on how the contingent consideration is classified.  Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9
Financial Instruments
, or IAS 37
Provisions, Contingent Liabilities and Contingent Assets
, as appropriate, with the corresponding gain or loss being recognised in profit or loss.

Where a business combination is achieved in stages, the Group’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date (i.e. the date the Group attains control) and the resulting gain or loss, if any, is recognised in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have been previously recognised in other comprehensive income are reclassified to profit or loss, where such treatment would be appropriate if that interest were disposed of.

The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under the IFRS are recognised at their fair value at the acquisition date, except that:

•
deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements are recognised and measured in accordance with IAS 12
Income Taxes
 and IAS 19
Employee Benefits
respectively;

•
liabilities or equity instruments related to share-based payment transactions of the acquiree or the replacement of an acquiree’s share-based payment awards transactions with share-based payment awards transactions of the acquirer in accordance with the method in IFRS 2
Classification and measurement of share based payments
 at the acquisition date; and

•	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured with accordance with that Standard.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete.  Those provisional amounts are adjusted during the measurement period (see below), or additional assets or liabilities recognised, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognised as of that date.

The measurement period is the period from the date of acquisition to the date the Group obtains complete information about facts and circumstances that existed as of the acquisition date and is subjected to a maximum of one year from acquisition date.

2.7	Financial instruments

Financial assets and financial liabilities are recognised on the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial assets (Before 1 January 2018)

Effective interest method

The effective interest method is a method of calculating the amortised cost of a financial instrument and of allocating interest income or expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or where appropriate, a shorter period. Income and expense is recognised on an effective interest basis for debt instruments other than those financial instruments ‘‘at fair value through profit or loss’’.

Loans and receivables

Trade and other receivables (including trade and other receivables, loans to joint ventures, amounts due from related parties and cash and cash equivalents) that have fixed or determinable payments that are not quoted in an active market are classified as ‘‘loans and receivables’’. Loans and receivables are measured at amortised cost using the effective interest method less impairment. Interest is recognised by applying the effective interest method, except for short-term receivables when the effect of discounting is immaterial.

Impairment of financial assets

Financial assets, other than those at fair value through profit or loss, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted. Objective evidence of impairment could include:

•	Significant financial difficulty of the issuer or counterparty; or

•	Default or delinquency in interest or principal payments; or

•	It becoming probable that the borrower will enter bankruptcy or financial re-organisation.

For certain categories of financial asset, such as receivables, assets that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Group’s past experience of collecting payments, an increase in the number of delayed payments in the portfolio past the average credit period, as well as observable changes in national or local economic conditions that correlate with default on receivables.

For financial assets carried at amortised cost, the amount of the impairment is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate.

For financial assets that are carried at cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment loss will not be reversed in subsequent periods.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of receivables where the carrying amount is reduced through the use of an allowance account. When a receivable is uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognised in profit or loss. For financial assets measured at amortised cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment loss was recognised, the previously recognised impairment loss is reversed through profit or loss to the extent the carrying amount of the financial asset at the date the impairment is reversed.

Financial assets (From 1 January 2018)

The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

•	those to be measured at amortised cost.

All recognised financial assets are subsequently measured in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Classification of financial assets

Debt instruments that meet the following conditions are subsequently measured at amortised cost:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments relating to derivative financial instruments that meet the following conditions are subsequently measured at fair value through other comprehensive income (FVTOCI):

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are subsequently measured at fair value through profit or loss (FVTPL).

Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. On the other hand, the gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest is recognised using the effective interest method for debt instruments measured subsequently at amortised cost, except for short-term balances when the effect of discounting is immaterial.

Foreign exchange gains and losses

The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate as at each reporting date. For financial assets measured at amortised cost that are not part of a designated hedging relationship, exchange differences are recognised in profit or loss in the “other operating income” (Note 30) and “other operating expense” (Note 31) line items.

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses on trade and other receivables and contract assets. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the lifetime financial instrument.

The Group recognises lifetime ECL for trade receivables and contract assets. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the Group recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

The assessment of whether lifetime ECL should be recognised is based on significant increases in the likelihood or risk of a default occurring since initial recognition instead of on evidence of a financial asset being credit-impaired at the reporting date or an actual default occurring.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers historical loss rates for each category of customers and adjusts to reflect current and forward-looking macroeconomic factors affecting the ability of the customers to settle the receivables. The Group has identified forecast economic information that relate to international shipping operations in which it operates to be the most relevant factors, and accordingly adjusts the historical loss rates based on expected changes in these factors.

The following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

•	an actual or expected significant deterioration in the operating results of the debtor;

Irrespective of the outcome of the above assessment, the company presumes that the credit risk on a financial asset has increased since initial recognition when contractual payments are more than 90 days past due, based on factors considered such as payment history, ongoing business dealings, settlement arrangements and financial status of the debtors, being reasonable and supportable information that demonstrates otherwise.

The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:

i)	the financial instrument has a low risk of default,

ii)	the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and

iii)	adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.

The company regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

Definition of default

The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that receivables that meet either of the following criteria are generally not recoverable:

•	when there is a breach of financial covenants by the counterparty; or

•
information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

Irrespective of the above analysis, the Group considers that default has occurred when a financial asset is more than 120 days past due based on factors considered such as past payment history, ongoing business dealings, settlement arrangements and financial status of the debtor, being reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	significant financial difficulty of the issuer or the borrower;

•	a breach of contract, such as a default or past due event;

•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

•	it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation; or

•	the disappearance of an active market for that financial asset because of financial difficulties.

Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date; for financial guarantee contracts, the exposure includes the amount drawn down as at the reporting date, together with any additional amounts expected to be drawn down in the future by default date determined based on historical trend, the Group’s understanding of the specific future financing needs of the debtors, and other relevant forward-looking information.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the company in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate. If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month ECL at the current reporting date.

Derecognition of financial assets

The Group derecognises a financial asset only when the contractual rights to the cash flows from the asset expire, or it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognises its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognise the financial asset and also recognises a collateralised borrowing for the proceeds received.

On derecognition of a financial asset measured at amortised cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in profit or loss.

Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments issued by the Group are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments are recorded at the proceeds received, net of direct issue cost.

Repurchase of the company’s own equity instruments is recognised and deducted directly in equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the company’s own equity instruments.

Financial Liabilities

Trade and other payables

Trade and other payables are initially measured at fair value and subsequently measured at amortised cost, using the effective interest method, except for short-term balances when the effect of discounting is immaterial.

Bank Loans

Interest-bearing bank loans are initially measured at fair value and subsequently measured at amortised cost, using the effective interest method. Interest expense calculated using the effective interest method is recognised over the term of the borrowing in accordance with the company’s accounting policy for borrowing costs (see below).

Foreign exchange gains and losses

For financial liabilities that are denominated in a foreign currency and are measured at amortised cost as at each reporting date, the foreign exchange gains and losses are determined based on the amortised cost of the instruments. These foreign exchange gains and losses are recognised in the “other operating income” (Note 30) and “other operating expenses” (Note 31) line items in profit or loss for financial liabilities that are not part of a designated hedging relationship.

The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period.

Derecognition of financial liabilities

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

Derivative financial instruments

The Group enters into freight forward agreements and bunker swaps to manage its exposure to freight rate and bunker prices respectively. Further details of derivative financial instruments are disclosed in Note 12.

Derivatives are initially recognised at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognised in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Group designates the derivatives as hedges of highly probable forecast transactions or hedges of foreign currency risk of firm commitments (cash flow hedges).

A derivative with a positive fair value is recognised as a financial asset whereas a derivative with a negative fair value is recognised as a financial liability. Derivatives are not offset in the financial statements unless the Group has both legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instruments is more than 12 months and it is not expected to be realised or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

Hedge accounting

The Group designates hedges of freight rate risk and bunker prices as cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument that is used in a hedging relationship is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:
•	there is an economic relationship between the hedged item and the hedging instrument;

•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and

•
the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again. The Group designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.

Note 12 contains details of the fair values of the derivative instruments used for hedging purposes. Movements in the hedging reserve in equity are also detailed in the statements of profit or loss other comprehensive income (“OCI”).

Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in OCI and accumulated under the heading of Hedging Reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss as part of other operating expense or other operating income.

Amounts previously recognised in OCI and accumulated in equity are reclassified to profit or loss in the periods when the hedged item is recognised in profit or loss in the same line of the statement of profit or loss and other comprehensive income as the recognised hedged item. However, when the forecast transaction that is hedged, results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability. This transfer does not affect other comprehensive income. Furthermore, if the Group expects that some or all of the loss accumulated in other comprehensive income will not be recovered in the future, that amount is immediately reclassified to profit or loss.

The Group discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognised in other comprehensive income and accumulated in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in profit or loss.

2.8	Offsetting Arrangements

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when the Group has a legally enforceable right to set off the recognised amounts; and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously. A right to set-off must be available today rather than being contingent on a future event and must be exercisable by any of the counterparties, both in the normal course of business and in the event of default, insolvency or bankruptcy.

2.9	Inventories

Inventories are assets held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services. Inventories which include bunkers on board ships and other consumable stores are valued at the lower of cost and net realisable value. Net realisable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Cost is determined on a first-in first-out basis. Spares on board ships are charged against income when issued to the ships.

When inventories are sold, the carrying amount is recognised as part of cost of sales. Any write-down of inventories to net realisable value and all losses of inventories or reversals of previous write-downs or losses are recognised in cost of sales in the period the write-down, loss or reversal occurs.

2.10	Ships, Property, Plant and Equipment

Ships, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is charged so as to write off the cost of assets other than property and ships under construction over their estimated useful lives, using the straight-line method, on the following bases:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Dry-docking	-	2.5 to 5 years

The estimated useful lives, residual values and depreciation method are reviewed at each year end, with the effect of any changes in estimate accounted for on a prospective basis.

Ships and properties in the course of construction for production, rental or administrative purposes, or for purposes not yet determined, are carried at cost, less any recognised impairment loss. Depreciation of these assets, on the same bases as other assets, commences when the assets are available for use.

Ships are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expense incurred during the period. The market average useful life of a ship is estimated to range from 25 to 30 years at which point it would usually be scrapped. The Group policy is to maintain a young fleet compared to the market average and estimates useful life as 15 years from date of delivery for new ships. Ships are depreciated on a straight-line basis to an estimated residual value over their useful life.

From time to time, the Group’s ships are required to be dry-docked for inspection and re-licensing at which time major repairs and maintenance that cannot be performed while the ships are in operation are generally performed. The Group capitalises the costs associated with dry-docking as they occur and amortises these costs on a straight-line basis over 2.5 to 5 years, which is generally the period until the next scheduled dry-docking.  A portion of the cost of acquiring a new ship is estimated and allocated to the components expected to be replaced or refurbished at the next scheduled dry-docking. If the ship is disposed before the next dry-docking, the carrying amount of dry-docking expenses is included in determining the gain or loss on disposal of the ship and taken to the profit or loss. If the period to the next dry-docking is shorter than expected, the unamortised balance of the deferred dry-docking cost is charged immediately as an expense before the next dry-docking.

Fully depreciated ships, property, plant and equipment still in use are retained in the financial statements.

Assets that are held for rental are initially classified as ships, property, plant and equipment. When these assets cease to be rented and a decision is made to sell these assets, the carrying amount is transferred to inventories. Upon sale of these assets, the sales value is recorded in gross revenue and the related carrying value of these assets (held as inventories) is recorded in cost of sales.

2.11	Intangible Assets

Intangible assets acquired in a business combination are identified and recognised separately from goodwill. The cost of such intangible assets is their fair value at the acquisition date. Subsequent to initial recognition, they are stated on the same basis as intangible assets acquired separately.

Intangible assets acquired separately are reported at cost less accumulated amortisation and accumulated impairment losses. Intangible assets with finite useful lives are amortised on a straight-line basis over their estimated useful lives.  The estimated useful life and amortisation method are reviewed at the end of each annual reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are not amortised. Each period, the useful lives of such assets are reviewed to determine whether events and circumstances continue to support an indefinite useful life assessment for the asset, such events are tested for impairment in accordance with the policy below.

2.12	Impairment of Tangible and Intangible Assets Excluding Goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risk specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment annually, and whenever there is indication that the asset may be impaired.

2.13	Goodwill

Goodwill arising in a business combination is recognised as an asset at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest (if any) in the entity over net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.

If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognised immediately in profit or loss as a bargain purchase gain.

Goodwill is not amortised but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognised for goodwill is not reversed in a subsequent period.

On disposal of a subsidiary or the relevant cash generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

2.14	Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessor

Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease unless another systematic basis is more representative of the time pattern in which use benefit derived from the leased asset is diminished. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised as an expense over the lease term on the same basis as the lease income.

The Group as lessee

Rentals payable under operating leases are charged to profit or loss on a straight-line basis over the term of the relevant lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognised as an expense in the year in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognised as a liability. The aggregate benefit of incentives is recognised as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

2.15	Interests in Joint Ventures

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The results and assets and liabilities of joint ventures are incorporated in these consolidated and combined financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5
Non-current Assets Held for Sale and Discontinued Operations
. Under the equity method, an investment in a joint venture is initially recognised in the consolidated and combined statement of financial position at cost and adjusted thereafter to recognise the Group’s share of the profit or loss and other comprehensive income of the joint venture. When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the joint venture), the Group discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

An investment in a joint venture is accounted for using the equity method from the date on which the investee becomes a joint venture. On acquisition of the investment in a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 36
Impairment of Assets
 applied to determine whether it is necessary to recognise any impairment loss with respect to the Group’s investment in a joint venture. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group discontinues the use of the equity method from the date when the investment ceases to be a joint venture, or when the investment is classified as held for sale. When the Group retains an interest in the former joint venture and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IFRS 9
Financial Instruments.
The difference between the carrying amount of the joint venture at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the joint venture is included in the determination of the gain or loss on disposal of the joint venture. In addition, the Group accounts for all amounts previously recognised in OCI in relation to that joint venture on the same basis as would be required if that joint venture had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognised in OCI by that joint venture would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

The Group continues to use the equity method when the investment in a joint venture becomes an investment in an associate. There is no remeasurement to fair value upon such changes in ownership interests.

When the Group reduces its ownership interest in a joint venture but the Group continues to use the equity method, the Group reclassifies to profit or loss, the proportion of the gain or loss that had previously been recognised in OCI relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

When a Group entity transacts with a joint venture of the Group, profits and losses resulting from the transactions with the joint venture are recognised in the Group’s consolidated and combined financial statements only to the extent of interests in the joint venture that are not related to the Group.

2.16	Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognised as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Onerous contracts

Present obligations arising under onerous contracts are recognised and measured as a provision. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

2.17	Non-current assets and disposal groups held for sale

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Group is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling interest in its former subsidiary after the sale. Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

2.18	Revenue recognition and voyage expenses

Before 1 January 2018
Revenue represents the gross inflow of economic benefits during the period arising in the course of the ordinary activities when those inflows result in increases in equity, other than increases relating to contributions from equity participants. Included in revenue are freight, charter hire, sale of ships, bunker and consumables related to the ship sales and management fee income.

Revenue is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns, rebates and other similar allowances.

Charter hire is recognised on a daily accrual basis. Freight revenue is recognised on completion of the voyage and for uncompleted voyages at year-end on the percentage of completion basis. Results of uncompleted voyages are included based on the estimated voyage result and the voyage time elapsed. Anticipated losses for contracts arising on uncompleted voyages are provided in full.

Sales of ships, bunkers and consumables are recognised when all the following conditions are satisfied:
•	The Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	The Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	The amount of revenue can be measured reliably;

•	It is probable that the economic benefits associated with the transaction will flow to the entity; and

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Management fee income is recognised on accrual basis over the period of services rendered.

From 1 January 2018

Vessel revenue

The primary source of revenue for the Group is vessel revenue; comprising of charter hire of ships and freight revenue.

Charter hire
 - The Group earns hire revenue by placing its vessels on time charter, bareboat charter and in pool arrangements. The performance obligations within pool and time-charter contracts include the bareboat charter and the operation of the vessel. Hire revenue is recognised over time as the Group satisfies its obligation based on time elapsed between the delivery of a vessel to a charterer and the redelivery of a vessel from the charterer.

For time and bareboat charter contracts, hire is typically invoiced bi-monthly or monthly in advance and hire revenue is accrued based on the daily hire rates. Pool income is accrued monthly based on monthly pool results, index and participation days. The pool index is variable and dependent on the participating vessels within the pool. Other variable hire components of the contract, such as off-hire and speed claims, are recognised only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty is subsequently resolved. In a small number of charters, the Group may earn profit share consideration, which occurs when actual spot rates earned by the vessel exceed certain thresholds for a period of time.

Freight revenue
 – The Group recognises freight revenue for each specific voyage which is usually priced on a current or “spot” market rate and then adjusted for predetermined criteria. The performance obligations for freight revenue commence from the time the ship is ready at the load port until the cargo has been delivered at the discharge port. The revenue will be recognised over the duration of the voyage between the two points, as measured using the time that has elapsed from commencement of performance at the load port. Management assesses the stage of completion as determined by the proportion of the total time expected for the voyage that has elapsed at the end of the reporting period as an appropriate measure of progress towards complete satisfaction of these performance obligations and the revenue is recognised in accordance with the calculated stage of completion. The duration of a single voyage will typically be less than three months. Demurrage and despatch are considered at contract inception and estimates are updated throughout the contract period. The consideration for demurrage and despatch will be recognised in the period within which such consideration was incurred. A contract asset is recognised over the period in which the freight services are performed representing the entity’s right to consideration for the services performed as at the end of the reporting period.

Sale of ships, bunkers and consumables

The Group generates revenue from the sale of ships, bunkers and consumables. Revenue is recognised when control of the ships, bunkers and consumables have been delivered to the buyer. The Group only has the right to the consideration at the point of transfer of the asset.

Management fees

The Group also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investees as well as providing corporate management services to such entities. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing and other costs for vessels being managed. Management fees are typically invoiced monthly.

Voyage expenses

Voyage expenses that relate directly to a contract include charter hire expenses, fuel expenses and port expenses. Before 1 January 2018, voyage expenses were expensed based on percentage of completion derived from voyage time elapsed. From 1 January 2018, contract costs are deferred and amortised over the course of the voyage on a percentage completion basis that is consistent with the revenue recognition under IFRS 15. This percentage of completion is derived from time elapsed between the tender of readiness to load a cargo or delivery of a vessel to a charterer, and the completion of discharging a cargo or redelivery of a vessel from a charterer. Contract costs are deferred only if they represent incremental costs of obtaining a contract or fulfilment costs that (i) relate directly a contract or to an anticipated contract, (ii) generate or enhance resources to be used in meeting obligations under the contract and (iii) are expected to be recovered.

2.19	Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in profit or loss in the period in which they are incurred.

2.20	Share-Based Payments

Equity-settled share options – Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 27.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

2.21	Retirement Benefit Costs

Payments to defined contribution retirement benefit plans are charged as an expense when employees have rendered the services entitling them to the contributions. Payments made to state-managed retirement benefit schemes, such as the Singapore Central Provident Fund, and South African defined contribution provident funds, are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period.

Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognised in other comprehensive income in the period in which they occur. Remeasurement recognised in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognised in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorised as follows:

•	service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);

•	net interest expense or income; and

•	remeasurement.

The Group presents the first two components of defined benefit costs in profit or loss in the line item ‘Administrative expense’. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognised in the consolidated and combined statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefit is recognised at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognises any related restructuring costs.

2.22	Employee Leave Entitlement

Employee entitlements to annual leave are recognised when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

2.23	Income Tax

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in statement of profit or loss and other comprehensive income because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are not taxable or tax deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted in countries where the company and subsidiaries operate by the end of the reporting period.

Deferred tax is recognised on the differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.  Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. Such assets and liabilities are not recognised if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognised on taxable temporary differences arising on investments in subsidiaries and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the year when the liability is settled or the asset realised based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognised as an expense or income in profit or loss, except when they relate to items credited or debited outside profit or loss (either in other comprehensive income or directly in equity), in which case the tax is also recognised outside profit or loss (either in other comprehensive income or directly in equity, respectively), or where they arise from the initial accounting for a business combination. In the case of a business combination, the tax effect is taken into account in calculating goodwill or determining the excess of the acquirer’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost.

2.24	Foreign Currency Transactions and Translation

The individual financial statements of each Group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency which is either United States dollars or South African Rands). The consolidated and combined financial statements of the Group are presented in United States Dollars.

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing on the end of the reporting period. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined.  Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on retranslation of monetary items are included in profit or loss for the year. Exchange differences arising on the retranslation of non-monetary items carried at fair value are included in profit or loss for the year except for differences arising on the retranslation of non-monetary items in respect of which gains and losses are recognised directly in OCI. For such non-monetary items, any exchange component of that gain or loss is also recognised directly in OCI.

Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

For the purpose of presenting consolidated and combined financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are expressed in United States Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognised in OCI and accumulated in a separate component of equity under the header of translation reserve.

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, loss of joint control over a jointly controlled entity that includes a foreign operation, or loss of significant influence over an associate that includes a foreign operation), all of the accumulated exchange differences in respect of that operation attributable to the Group are reclassified to profit or loss. Any exchange differences that have previously been attributed to non-controlling interests are derecognised, but they are not reclassified to profit or loss.

In the case of a partial disposal (i.e. no loss of control) of a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognised in profit or loss. For all other partial disposals (i.e. of associates or jointly controlled entities not involving a change of accounting basis), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Exchange differences arising are recognised in OCI.

2.25	Cash and Cash Equivalents in the Statement of Cash Flows

Cash and cash equivalents in the statement of cash flows are comprised of cash on hand and demand deposits that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

2.26	Financial Guarantee Contracts

Financial guarantee contracts are accounted for in terms of IFRS 4
Insurance Contracts
 and are measured initially at cost and thereafter, in accordance with IAS 37
Provisions, contingent liabilities and contingent assets
.